Form N-1A Supplement	Jun. 18, 2025
Aztlan North America Nearshoring Stock Selection ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement to the
Summary Prospectus and the Prospectus,
each dated October 17, 2024

The Board of Trustees of the Tidal Trust I (the “Trust”) has approved changes to the principal investment strategies of the Aztlan North America Nearshoring Stock Selection ETF (the “Fund”), a series of the Trust. The changes to the Fund’s principal investment strategies are being made in connection with revisions to the index guidelines and methodology for the Aztlan North America Nearshoring Price Return Index (the “Index”). The Fund seeks to track the performance, before fees and expenses, of the Index.

The Fund’s revised principal investment strategies will reflect several changes, including the following:

●	The criteria for inclusion in the Index will eliminate a screen based on a company’s Global Industry Classification Standard (“GICS”) classification and replace it with a rules-based approach to determine a company’s potential pecuniary benefits from nearshoring activities.
●	The universe from which Index constituents are selected will be reduced to 70 on an annual basis based on a 12-month average score of across five equally weighted fundamental factors discussed further in the principal investment strategies presented below.
●	Inclusion in the Index will require a minimum 30-day average daily traded volume of at least $2 million.
●	Index constituents will be equally weighted at each rebalance rather than being weighted based on average daily trading volume.